Debt (Tables)	12 Months Ended
Jun. 30, 2014
Components of Indebtedness

Indebtedness of the Company includes the following:

	Amounts Outstanding at
	June 30, 2014		June 30, 2013
	Current	Long Term	Current	Long Term
Third Amended and Restated Credit Agreement Revolving credit facility	$—	$62,436	$—	$78,541
Convertible Debentures	—	176,462	—	106,703
Senior Secured Notes	—	35,000	—	35,000
Promissory notes due to former owners	200	—	—	—

	$200	$273,898	$—	$220,244

Maturities of long-term Debt

Maturities of long-term debt are as follows:

	Third Amended Credit Facility	Convertible Debentures	Senior Secured Notes	Seller Debt	Total
Year ending June 30,
2015	$—	$46,860	$—	$200	$47,060
2016	—	—	—	—	—
2017	—	—	35,000	—	35,000
2018	62,436	59,311	—	—	121,747
2019	—	70,291	—	—	70,291
thereafter	—	—	—	—	—

	$62,436	$176,462	$35,000	$200	$274,098